Project debt (Tables)	6 Months Ended
Jun. 30, 2018
Project debt [Abstract]
Project debt
The detail of Project debt of both non-current and current liabilities as of June 30, 2018 and December 31, 2017 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2018	2017
	($ in thousands)
Non-current	4,956,811	5,228,917
Current	262,009	246,291
Total Project debt	5,218,820	5,475,208

Repayment schedule for project debt
The repayment schedule for Project debt in accordance with the financing arrangements, as of June 30, 2018 is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2018
Payment of interests accrued as of June 30, 2018	Nominal repayment	Between January and June 2019	Between July and December 2019	2020	2021	2022	Subsequent Years	Total
($ in thousands)
21,010	140,526	100,473	147,033	259,552	271,441	301,052	3,977,633	5,218,820